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[LOGO] USAA LIFE INSURANCE COMPANY
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                                  May 1, 2000

BY EDGAR
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Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C.  20549


RE:  USAA LIFE INSURANCE COMPANY ("USAA LIFE")
     LIFE INSURANCE SEPARATE ACCOUNT OF
     USAA LIFE INSURANCE COMPANY ("REGISTRANT")
     FORM S-6 REGISTRATION STATEMENT ("REGISTRATION STATEMENT")
     FILE NO. 333-45343
     CIK NO. 0001052863
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Commissioners:

     On April 28, 2000, Registrant electronically filed its most recent amendments to the above-referenced registration statement under the Securities Act of 1933 ("1933 Act") (collectively, the "Amendment").

     Pursuant to Rule 497(j) under the 1933 Act, USAA Life, on behalf of Registrant, certifies that the form of prospectus that Registrant would have filed pursuant to Rule 497(b) under the 1933 Act would not have differed from that contained in the Amendment.


                                    Very truly yours,

                                    /s/ Dwain A. Akins
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                                    DWAIN A. AKINS
                                    Assistant Vice President &
                                    Managing Attorney
                                    Life & Health Insurance Counsel

      9800 Fredericksburg Road   San Antonio, Texas 78288 1-800-531-8000
                                                 In San Antonio 498-8000